FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Analysis of Financial Instruments Balances) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		₪ 299	[1]	₪ 416	[1]	₪ 867	₪ 716
Short term deposits	[1]	552
Trade receivables		624	[1]	656
Non- current assets
Trade receivables		250	[1]	260
TOTAL ASSETS		5,015	[1]	3,976
Current liabilities
Current maturities of notes payable and borrowings		367	[1]	162
Trade payables		716	[1]	711
Payables in respect of employees		103	[1]	96
Other payables		23	[1]	10
Lease liabilities		131
Non- current liabilities
Notes payable		1,275	[1]	1,013
Borrowings from banks		138	[1]	191
Financial liability at fair value		28
Lease liabilities		486
TOTAL LIABILITIES		3,598	[1]	2,570
Accounts that were set-off under enforceable netting arrangements
Trade receivables, net		874		916
In or linked to USD [Member]
Current assets
Cash and cash equivalents		35			[2]
Trade receivables		45		54
Non- current assets
TOTAL ASSETS		80		54
Current liabilities
Trade payables		194		126
Lease liabilities		1
Non- current liabilities
Lease liabilities		3
TOTAL LIABILITIES		198		126
In or linked to other foreign currencies (mainly EURO) [Member]
Current assets
Cash and cash equivalents	[2]
Trade receivables		12		14
Non- current assets
TOTAL ASSETS		12		14
Current liabilities
Trade payables		12		14
Non- current liabilities
TOTAL LIABILITIES		12		14
NIS unlinked [Member]
Current assets
Cash and cash equivalents		264		416
Short term deposits		552
Trade receivables		567		588
Other receivables		15		11
Non- current assets
Trade receivables		250		260
TOTAL ASSETS		1,648		1,275
Current liabilities
Current maturities of notes payable and borrowings		366		161
Trade payables		493		571
Payables in respect of employees		79		73
Other payables		12		1
Non- current liabilities
Notes payable		1,276		1,012
Borrowings from banks		138		191
Financial liability at fair value		28
TOTAL LIABILITIES		2,392		2,009
Total [Member]
Current assets
Cash and cash equivalents		299		416
Short term deposits		552
Trade receivables		624		656
Other receivables		15		11
Non- current assets
Trade receivables		250		260
TOTAL ASSETS		1,740		1,343
Current liabilities
Current maturities of notes payable and borrowings		366		161
Trade payables		716		711
Payables in respect of employees		79		73
Other payables		12		1
Lease liabilities		131
Non- current liabilities
Notes payable		1,276		1,012
Borrowings from banks		138		191
Financial liability at fair value		28
Lease liabilities		486
TOTAL LIABILITIES		3,232		2,149
In or linked to foreign currencies [Member]
Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts		126		141
Set-off		(69)		(73)
Trade receivables, net		57		68
Trade payables gross amounts		275		213
Set-off		(69)		(73)
Trade payables, net		206		₪ 140
NIS linked to CPI [Member]
Non- current assets
TOTAL ASSETS
Current liabilities
Trade payables		17
Lease liabilities		130
Non- current liabilities
Lease liabilities		483
TOTAL LIABILITIES		₪ 630

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.
[2]	Representing an amount of less than 1 million.